Derivative liabilities - Fair value of option grants relating to warrants (Details) - $ / shares	6 Months Ended
	Feb. 28, 2026	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023
Derivative liabilities
Exercise price of warrants		$ 15	$ 100	$ 600	$ 4,500	$ 56,700	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340
April 19, 2023
Derivative liabilities
Original Exercise price	$ 227,340
Market price	$ 223,830
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years)	3 years
Exercise price of warrants	$ 56,700
Number of warrants outstanding	9
Weighted average remaining contractual life (years)	1 month 20 days
June 16, 2023
Derivative liabilities
Original Exercise price	$ 218,700
Market price	$ 224,640
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years)	3 years
Exercise price of warrants	$ 56,700
Number of warrants outstanding	11
Weighted average remaining contractual life (years)	3 months 18 days
August 2, 2023
Derivative liabilities
Original Exercise price	$ 218,700
Market price	$ 207,360
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 56,700
Number of warrants outstanding	14
Weighted average remaining contractual life (years)	5 months 1 day
September 20, 2023
Derivative liabilities
Original Exercise price	$ 218,700
Market price	$ 177,120
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants	$ 56,700
Number of warrants outstanding	8
Weighted average remaining contractual life (years)	6 months 21 days
January 14, 2025
Derivative liabilities
Original Exercise price	$ 600
Market price	$ 560
Expected volatility (%)	99.00%
Risk-free interest rate (%)	4.40%
Expected life (years)	5 years 6 months
Exercise price of warrants	$ 600
Number of warrants outstanding	5,885
Weighted average remaining contractual life (years)	4 years 4 months 17 days
December 19, 2025
Derivative liabilities
Original Exercise price	$ 15
Market price	$ 10.02
Expected volatility (%)	127.00%
Risk-free interest rate (%)	3.70%
Expected life (years)	5 years
Exercise price of warrants	$ 15
Number of warrants outstanding	400,008
Weighted average remaining contractual life (years)	4 years 9 months 21 days